Sales - Trade receivables - Categories (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Net trade receivables depreciated according to their age	€ 1,204	€ 1,145	€ 1,233
Net trade receivables depreciated according to other criteria	422	400	579
Net trade receivables past due	1,627	1,544	1,812
Not past due	4,402	4,076	3,508
Net trade receivables	€ 6,029	€ 5,620	€ 5,320	€ 5,295